Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation
18.	SHARE-BASED COMPENSATION
On May 25, 2018, the Board of Directors of Cango Inc. approved the Employee Stock Ownership Plan (the “ESOP”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and approved 27,845,526 options under the ESOP. The exercise price for such options is US$1.7951 per share. Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively. Any unvested options will be forfeited upon termination of a grantee’s employment with the Company, unless otherwise determined by the plan’s administrator.
In May 2018, the Company granted 5,569,105 options (Batch 1) to certain eligible employees. In February 2019, the Company granted another 5,569,105 options (Batch 2). In October 2020, the Company granted another 8,353,658 options (Batch 3).
Prior to the Company’s IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third-party valuation firm. Upon the completion of IPO, the estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.
The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of May 25, 2018, (date of inception)	As of February 15, 2019, (date of inception)	As of October 15, 2020, (date of inception)
	Batch 1	Batch 2	Batch 3
Risk-free interest rate (%)	2.93	2.66	0.74
Volatility (%)	38.70	38.70	37.60
Expected exercise multiple	2.80	2.30	2.30
Dividend yield	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03
The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB33,410,913, RMB82,265,991 and RMB78,754,828 (US$12,069,705) for the years ended December 31, 2018, 2019 and 2020, respectively.
A summary of option activity under the ESOP is as follows:

	Number of options	Weighted average exercise price	Weighted average Grant date fair value	Aggregate Intrinsic Value
		RMB	RMB	RMB
Balance, May 25, 2018 (date of inception)	—	—	—	—

Granted	5,569,105	12	38

Balance, December 31, 2018	5,569,105	12	38	83,277,751

Granted	5,569,105	12	27
Exercised	—	—	—
Forfeited	(311,213)	—	34

Balance, December 31, 2019	10,826,997	12	32	209,536,040

Granted	8,353,658	12	19
Exercised	(600,014)	12	38
Forfeited	(69,914)	12	24

Balance, December 31, 2020	18,510,727	12	26	205,922,073

As of December 31, 2020, total unrecognized compensation expense relating to unvested options of Batch 1, Batch 2 and Batch 3 was RMB15,811,647 (US$2,423,241), RMB21,310,438 (US$3,265,967) and RMB67,260,904 (US$10,308,185), respectively. The expense of Batch 1, Batch 2 and Batch 3 is expected to be recognized over a weighted-average period of 0.92 years, 1.18 years and 1.74 years, respectively, and a weighted average remaining contractual term of Batch 1, Batch 2 and Batch 3 is 7.4 years, 8.13 years and 9.79 years, respectively.
For the years ended December 31, 2018, 2019 and 2020, the Company allocated share-based compensation expense as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenue	1,369,848	3,372,908	3,075,317	471,313
Sales and marketing	7,116,524	17,522,654	16,003,486	2,452,642
General and administrative	23,187,170	57,092,589	55,590,630	8,519,636
Research and development	1,737,371	4,277,840	4,085,395	626,114

	33,410,913	82,265,991	78,754,828	12,069,705